Accounts Payable to Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Suppliers	R$ 2,285,573	R$ 2,215,470
Suppliers, current	2,154,430	2,090,022
Suppliers, noncurrent	131,143	125,448
Energy Power [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,284,191	1,208,733
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Suppliers	638,025	626,710
Natural Gas For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers		93,696
Charges For Use Of Grid System [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 363,357	R$ 286,331